Condensed Consolidated Statements of Changes in Stockholders’ Deficit (Unaudited) - USD ($) $ in Thousands	Preferred Stock Series A	Common Stock Class A	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total
Balance at Dec. 31, 2022		$ 1	$ 189,904	$ (225,985)	$ (115)	$ (36,195)
Balance (in Shares) at Dec. 31, 2022		10,122,581
Dividends on the Series A Preferred Stock				(1,349)		(1,349)
Extinguishment of excess warrant liability upon exercise of warrants associated with the forward purchase agreement
Waiver of accrued dividends associated with Sponsor Support Agreement
Stock-based compensation			1,575			1,575
Return of the subscription proceeds for the additional Series A Preferred Stock			(2,000)			(2,000)
Deemed capital contribution from related party (Note 10)			18,702			18,702
Foreign currency translation adjustment					(3)	(3)
Conversion of Convertible Notes into Class A Common Stock in connection with Merger (Note 3)		$ 1	27,493			27,494
Conversion of Convertible Notes into Class A Common Stock in connection with Merger (Note 3) (in Shares)		4,874,707
Conversion of Envoy Bridge Note into Series A Preferred Stock in connection with Merger (Note 3)			10,982			10,982
Conversion of Envoy Bridge Note into Series A Preferred Stock in connection with Merger (Note 3) (in Shares)	1,000,000
Preferred stock subscriptions (Note 3)			2,000			2,000
Net exercise of warrants (related party) (Note 10)
Net exercise of warrants (related party) (Note 10) (in Shares)		2,702
Merger, net of redemptions and transaction costs (Note 3)			(1,785)			(1,785)
Merger, net of redemptions and transaction costs (Note 3) (in Shares)	2,500,000	3,115,874
Meteora forward purchase agreement shares (Note 3)			(1,384)			(1,384)
Meteora forward purchase agreement shares (Note 3) (in Shares)		434,118
Issuance of Series A Preferred stock to PIPE Investors (Note 3)			10,000			10,000
Issuance of Series A Preferred stock to PIPE Investors (Note 3) (in Shares)	1,000,000
Issuance of Common Stock			109			109
Issuance of Common Stock (in Shares)		50,000
Net loss				(29,922)		(29,922)
Balance at Dec. 31, 2023		$ 2	255,596	(257,256)	(118)	(1,776)
Balance (in Shares) at Dec. 31, 2023	4,500,000	18,599,982
Dividends on the Series A Preferred Stock				(1,365)		(1,365)
Sale of Common Stock through forward purchase agreement			1,683			1,683
Stock-based compensation			123			123
Issuance of warrants associated with Term Loans			179			179
Foreign currency translation adjustment					(1)	(1)
Net loss				(6,270)		(6,270)
Balance at Mar. 31, 2024		$ 2	257,581	(264,891)	(119)	(7,427)
Balance (in Shares) at Mar. 31, 2024	4,500,000	18,599,982
Balance at Dec. 31, 2023		$ 2	255,596	(257,256)	(118)	(1,776)
Balance (in Shares) at Dec. 31, 2023	4,500,000	18,599,982
Dividends on the Series A Preferred Stock						(2,730)
Foreign currency translation adjustment						(2)
Net loss						(10,217)
Balance at Jun. 30, 2024		$ 2	257,920	(270,203)	(120)	(12,401)
Balance (in Shares) at Jun. 30, 2024	4,500,000	18,599,982
Balance at Dec. 31, 2023		$ 2	255,596	(257,256)	(118)	(1,776)
Balance (in Shares) at Dec. 31, 2023	4,500,000	18,599,982
Dividends on the Series A Preferred Stock				(5,521)		(5,521)
Sale of Class A Common Stock through forward purchase agreement			1,683			1,683
Exercise of Shortfall Warrants			1,815			1,815
Exercise of Shortfall Warrants (in Shares)		664,883
Extinguishment of excess warrant liability upon exercise of warrants associated with the forward purchase agreement			96			96
Modification of forward purchase agreement			(94)			(94)
Issuance of Common Stock under employee stock purchase plan			63			$ 63
Issuance of Common Stock under employee stock purchase plan (in Shares)		32,758				32,758
Waiver of accrued dividends associated with Sponsor Support Agreement			3,733			$ 3,733
Induced conversion of Series A Preferred Stock into Class A Common Stock			1,162	(1,162)
Induced conversion of Series A Preferred Stock into Class A Common Stock (in Shares)	(373,333)	1,028,986
Waiver of restriction and vesting requirement of Common Stock
Waiver of restriction and vesting requirement of Common Stock (in Shares)		1,000,000
Stock-based compensation			562			562
Issuance of warrants associated with Term Loans			1,397			1,397
Deemed capital contribution from related party (Note 10)
Foreign currency translation adjustment					(5)	(5)
Conversion of Envoy Bridge Note into Series A Preferred Stock in connection with Merger (Note 3)
Meteora forward purchase agreement shares (Note 3)
Issuance of Series A Preferred stock to PIPE Investors (Note 3)
Issuance of Series A Preferred stock to PIPE Investors (Note 3) (in Shares)	1,000,000
Net loss				(20,795)		(20,795)
Balance at Dec. 31, 2024		$ 2	266,013	(284,734)	(123)	(18,842)
Balance (in Shares) at Dec. 31, 2024	4,126,667	21,326,609
Balance at Mar. 31, 2024		$ 2	257,581	(264,891)	(119)	(7,427)
Balance (in Shares) at Mar. 31, 2024	4,500,000	18,599,982
Dividends on the Series A Preferred Stock				(1,365)		(1,365)
Stock-based compensation			142			142
Issuance of warrants associated with Term Loans			197			197
Foreign currency translation adjustment					(1)	(1)
Net loss				(3,947)		(3,947)
Balance at Jun. 30, 2024		$ 2	257,920	(270,203)	(120)	(12,401)
Balance (in Shares) at Jun. 30, 2024	4,500,000	18,599,982
Balance at Dec. 31, 2024		$ 2	266,013	(284,734)	(123)	(18,842)
Balance (in Shares) at Dec. 31, 2024	4,126,667	21,326,609
Dividends on the Series A Preferred Stock				(1,238)		(1,238)
Stock-based compensation			160			160
Issuance of warrants associated with Term Loans			688			688
Foreign currency translation adjustment					6	6
Net loss				(4,998)		(4,998)
Balance at Mar. 31, 2025		$ 2	266,861	(290,970)	(117)	(24,224)
Balance (in Shares) at Mar. 31, 2025	4,126,667	21,326,609
Balance at Dec. 31, 2024		$ 2	266,013	(284,734)	(123)	(18,842)
Balance (in Shares) at Dec. 31, 2024	4,126,667	21,326,609
Dividends on the Series A Preferred Stock						(2,490)
Proceeds from sale of Common Stock from at-the-market (“ATM”) offering						$ 204
Proceeds from sale of Common Stock from at-the-market (“ATM”) offering (in Shares)						134,771
Foreign currency translation adjustment						$ 4
Net loss						(10,688)
Balance at Jun. 30, 2025		$ 2	268,170	(297,912)	(119)	(29,859)
Balance (in Shares) at Jun. 30, 2025	4,126,667	21,520,932
Balance at Mar. 31, 2025		$ 2	266,861	(290,970)	(117)	(24,224)
Balance (in Shares) at Mar. 31, 2025	4,126,667	21,326,609
Dividends on the Series A Preferred Stock				(1,252)		(1,252)
Proceeds from sale of Common Stock from at-the-market (“ATM”) offering			204			$ 204
Proceeds from sale of Common Stock from at-the-market (“ATM”) offering (in Shares)		134,771				134,771
Issuance of Common Stock under employee stock purchase plan			77			$ 77
Issuance of Common Stock under employee stock purchase plan (in Shares)		59,552
Stock-based compensation			146			146
Issuance of warrants associated with Term Loans			882			882
Foreign currency translation adjustment					(2)	(2)
Net loss				(5,690)		(5,690)
Balance at Jun. 30, 2025		$ 2	$ 268,170	$ (297,912)	$ (119)	$ (29,859)
Balance (in Shares) at Jun. 30, 2025	4,126,667	21,520,932